Securities - Summary of Securities (Detail) - CAD ($) $ in Millions	Jan. 31, 2021	Oct. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Debt securities measured at FVOCI	$ 51,334	$ 53,968
Equity securities designated at FVOCI	609	585
Securities measured at amortized cost	31,993	31,800
Securities mandatorily measured and designated at FVTPL	66,557	62,693
Total financial securities	$ 150,493	$ 149,046